                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5018

                         Smith Barney Investment Series
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                            10004
     (Address of principal executive offices)                    (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                    Date of fiscal year end:     October 31
                    Date of reporting period:    April 30, 2003

ITEM 1.   REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              INTERNATIONAL FUND

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

        Classic Series
        [GRAPHIC]


      Semi-Annual Report . April 30, 2003

      SMITH BARNEY INTERNATIONAL FUND

      MANAGEMENT

      Smith Barney Fund Management LLC is the investment manager to the Fund. Smith Barney Fund Management LLC has delegated day to day fund operations and investment decisions of the Fund to Citigroup Asset Management Ltd., the Fund's sub-adviser.

      FUND OBJECTIVE

      The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. It seeks to achieve this objective by investing primarily in the common stocks of foreign companies that the Fund's manager believes have above-average prospects for growth, including companies in emerging markets.

      FUND FACTS

      FUND INCEPTION
      -----------------
      February 21, 1995

What's Inside

Letter From the Chairman..............................................   1

Schedule of Investments...............................................   2

Statement of Assets and Liabilities...................................   5

Statement of Operations...............................................   6

Statements of Changes in Net Assets...................................   7

Notes to Financial Statements.........................................   8

Financial Highlights..................................................  13

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/index_pfs.html/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003
--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

  1 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003



 SHARES                   SECURITY                     VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.4%
Australia -- 3.2%
 155,965 Australia & New Zealand Banking Group Ltd. $  1,821,603
 124,538 The News Corp., Ltd.                            887,548
----------------------------------------------------------------
                                                       2,709,151
----------------------------------------------------------------
Denmark -- 1.0%
  24,340 Novo Nordisk A/S, Class B Shares+               883,119
----------------------------------------------------------------
Finland -- 2.3%
 116,731 Nokia Oyj                                     1,937,873
----------------------------------------------------------------
France -- 10.9%
  85,010 Arcelor                                         963,804
  55,697 BNP Paribas S.A.                              2,619,280
  19,731 Carrefour S.A.+                                 859,727
  23,618 Sanofi-Synthelabo S.A.+                       1,411,470
  17,549 Suez S.A.+                                      286,278
  13,111 TotalFinaElf S.A.                             1,722,481
  49,900 Veolia Environnement+                         1,079,599
  17,408 Vivendi Universal S.A.                          284,173
----------------------------------------------------------------
                                                       9,226,812
----------------------------------------------------------------
Germany -- 5.2%
   6,648 Altana AG+                                      327,950
  23,375 DaimlerChrysler AG+                             755,319
  10,278 Deutsche Bank AG+                               532,532
  27,891 E.ON AG+                                      1,337,522
  14,208 SAP AG+                                       1,458,332
----------------------------------------------------------------
                                                       4,411,655
----------------------------------------------------------------
Italy -- 5.6%
  54,540 Alleanza Assicurazioni S.p.A.+                  511,022
 153,568 Eni S.p.A.+                                   2,192,666
 470,605 UniCredito Italiano S.p.A.+                   2,062,640
----------------------------------------------------------------
                                                       4,766,328
----------------------------------------------------------------
Japan -- 20.5%
  18,200 Advantest Corp.                                 611,354
  18,500 Aeon Co., Ltd.                                  421,019
  45,000 Canon Inc.                                    1,821,465
  86,700 Denso Corp.                                   1,237,739
      92 East Japan Railway Co.                          417,199
  19,000 Fuji Photo Film Co., Ltd.                       485,052
  45,200 Honda Motor Co., Ltd.                         1,499,328
  14,500 Hoya Corp.                                      858,457
      89 Mitsubishi Tokyo Financial Group, Inc.+         301,948
 274,000 Mitsui Sumitomo Insurance Co., Ltd.+          1,288,546
     343 Nippon Telegraph and Telephone Corp.          1,204,014
  48,000 Ricoh Co., Ltd.                                 737,252
   5,700 Rohm Co., Ltd.                                  588,285
  30,000 Shionogi & Co., Ltd.                            356,735
  15,400 SONY CORP.                                      375,042
  84,000 Sumitomo Electric Industries, Ltd.              470,507

                      See Notes to Financial Statements.


  2 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003



 SHARES                           SECURITY                              VALUE
---------------------------------------------------------------------------------
Japan -- 20.5% (continued)
   57,000 Takeda Chemical Industries, Ltd.                           $  2,091,787
  118,100 Toyota Motor Corp.                                            2,677,780
--------------------------------------------------------------------------------
                                                                       17,443,509
--------------------------------------------------------------------------------
Netherlands -- 6.0%
   23,424 Heineken N.V.                                                   871,354
  129,862 ING Groep N.V.+                                               2,112,642
   33,950 Unilever N.V.                                                 2,142,814
--------------------------------------------------------------------------------
                                                                        5,126,810
--------------------------------------------------------------------------------
Singapore -- 0.5%
   73,000 United Overseas Bank Ltd.                                       427,947
--------------------------------------------------------------------------------
Spain -- 3.6%
  170,317 Banco Bilbao Vizcaya Argentaria, S.A.                         1,717,692
  123,787 Telefonica, S.A.*                                             1,371,607
--------------------------------------------------------------------------------
                                                                        3,089,299
--------------------------------------------------------------------------------
Switzerland -- 6.1%
   16,726 Credit Suisse Group+                                            400,017
   11,946 Nestle S.A.+                                                  2,438,139
   48,141 Novartis AG+                                                  1,901,121
    7,451 Swiss Re+                                                       487,292
--------------------------------------------------------------------------------
                                                                        5,226,569
--------------------------------------------------------------------------------
United Kingdom -- 34.5%
   66,762 Allied Irish Banks PLC                                        1,030,123
   38,402 Amvescap PLC                                                    208,848
   33,622 AstraZeneca PLC                                               1,320,300
  221,075 BHP Billiton PLC                                              1,131,585
  127,575 BOC Group PLC                                                 1,610,053
  586,120 BP PLC                                                        3,717,299
   25,624 Carnival PLC                                                    640,209
  457,602 Centrica PLC                                                  1,216,879
  173,949 Diageo PLC                                                    1,930,986
  304,387 Hanson PLC                                                    1,706,522
  228,208 HSBC Holdings PLC                                             2,502,281
  439,505 Legal & General Group PLC                                       544,833
  203,613 Lloyds TSB Group PLC                                          1,340,211
   51,796 National Grid Transco PLC                                       340,515
  107,960 Reed Elsevier PLC                                               861,710
  265,340 Rentokil Initial PLC                                            793,674
   46,750 Royal Bank of Scotland Group PLC                              1,227,122
  688,446 Tesco PLC                                                     2,180,383
1,946,024 Vodafone Group PLC                                            3,844,261
  126,329 Wolseley PLC                                                  1,222,520
--------------------------------------------------------------------------------
                                                                       29,370,314
--------------------------------------------------------------------------------
          TOTAL COMMON STOCK (Cost -- $86,521,788)                     84,619,386
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  3 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003



  FACE
 AMOUNT                                         SECURITY                                            VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
$484,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity -- $484,017;
           (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875%
           due 5/9/03 to 11/15/07; Market value -- $493,681) (Cost -- $484,000)                  $   484,000
------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100%
         (Cost -- $87,005,788**)                                                                 $85,103,386
------------------------------------------------------------------------------------------------------------

 + All or a portion of this security is on loan (See Note 7).
 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003



   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$18,197,565 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $18,197,565)                                           $18,197,565
----------- --------------------------------------------------------------- -----------

                      See Notes to Financial Statements.

  4 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003


ASSETS:
 Investments, at value (Cost -- $87,005,788)                           $  85,103,386
 Loaned securities collateral, at value (Cost -- $18,197,565) (Note 7)    18,197,565
 Foreign currency, at value (Cost -- $546,819)                               548,357
 Cash                                                                            440
 Receivable for securities sold                                              912,065
 Dividends and interest receivable                                           608,714
 Receivable for Fund shares sold                                              33,491
-------------------------------------------------------------------------------------
 Total Assets                                                            105,404,018
-------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities on loan (Note 7)                                  18,197,565
 Payable for Fund shares purchased                                           152,409
 Management fee payable                                                       81,650
 Trustees' retirement plan                                                    45,166
 Service plan fees payable                                                    27,526
 Accrued expenses                                                            453,424
-------------------------------------------------------------------------------------
 Total Liabilities                                                        18,957,740
-------------------------------------------------------------------------------------
Total Net Assets                                                       $  86,446,278
-------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest                            $          62
 Capital paid in excess of par value                                     204,086,838
 Accumulated net investment loss                                            (957,721)
 Accumulated net realized loss from security transactions               (114,803,643)
 Net unrealized depreciation of investments and foreign currencies        (1,879,258)
-------------------------------------------------------------------------------------
Total Net Assets                                                       $  86,446,278
-------------------------------------------------------------------------------------
Shares Outstanding:
 Class 1                                                                     184,207
-------------------------------------------------------------------------------------
 Class A                                                                   2,844,518
-------------------------------------------------------------------------------------
 Class B                                                                   3,013,697
-------------------------------------------------------------------------------------
 Class L                                                                     137,481
-------------------------------------------------------------------------------------
Net Asset Value:
 Class 1 (and redemption price)                                               $14.88
-------------------------------------------------------------------------------------
 Class A (and redemption price)                                               $14.41
-------------------------------------------------------------------------------------
 Class B *                                                                    $13.52
-------------------------------------------------------------------------------------
 Class L **                                                                   $14.48
-------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
 Class 1 (net asset value plus 9.29% of net asset value per share)            $16.26
-------------------------------------------------------------------------------------
 Class A (net asset value plus 5.26% of net asset value per share)            $15.17
-------------------------------------------------------------------------------------
 Class L (net asset value plus 1.01% of net asset value per share)            $14.63
-------------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                      See Notes to Financial Statements.

  5 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $  1,008,395
  Interest                                                          50,329
  Less: Foreign withholding tax                                   (122,837)
-------------------------------------------------------------------------
  Total Investment Income                                          935,887
-------------------------------------------------------------------------
EXPENSES:
  Shareholder servicing fees (Note 8)                              861,044
  Management fee (Note 2)                                          428,128
  Service plan fees (Note 8)                                       265,773
  Shareholder communications (Note 8)                               89,732
  Audit and legal                                                   65,483
  Custody                                                           38,490
  Registration fees                                                 30,027
  Trustees' fees                                                    12,339
  Other                                                             24,898
-------------------------------------------------------------------------
  Total Expenses                                                 1,815,914
-------------------------------------------------------------------------
Net Investment Loss                                               (880,027)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTE 3):
  Realized Loss From:
   Security transactions (excluding short-term securities)     (33,392,046)
   Foreign currency transactions                                   (77,694)
-------------------------------------------------------------------------
  Net Realized Loss                                            (33,469,740)
-------------------------------------------------------------------------
  Change in Net Unrealized Depreciation From:
   Security transactions                                        33,990,430
   Foreign currency transactions                                    15,012
-------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                       34,005,442
-------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                     535,702
-------------------------------------------------------------------------
Decrease in Net Assets From Operations                        $   (344,325)
-------------------------------------------------------------------------

                      See Notes to Financial Statements.


  6 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

                                                       2003          2002
------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $   (880,027) $ (2,372,135)
  Net realized loss                                 (33,469,740)  (43,134,109)
  Decrease in net unrealized depreciation            34,005,442     9,373,329
-----------------------------------------------------------------------------
  Decrease in Net Assets From Operations               (344,325)  (36,132,915)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                   13,913,633    49,624,611
  Cost of shares reacquired                         (15,507,343)  (51,477,198)
-----------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (1,593,710)   (1,852,587)
-----------------------------------------------------------------------------
Decrease in Net Assets                               (1,938,035)  (37,985,502)

NET ASSETS:
  Beginning of period                                88,384,313   126,369,815
-----------------------------------------------------------------------------
  End of period*                                   $ 86,446,278  $ 88,384,313
-----------------------------------------------------------------------------
* Includes accumulated net investment loss of:        $(957,721)           --
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

  7 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies
The Smith Barney International Fund ("Fund"), formerly known as the Smith Barney International Aggressive Growth Fund, is a separate investment fund of the Smith Barney Investment Series ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as a diversified open-end management investment company and consists of this Fund and six other separate investment funds: Smith Barney Large Cap Core Fund, Smith Barney Growth and Income Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fee and general Fund expenses are allocated on the basis of relative net assets by class; (i) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; ( j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; ( l) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (m) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.


  8 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Other Transactions
Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of its average daily net assets. The fee is calculated daily and paid monthly.

Effective January 21, 2003, SBFM entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."). Pursuant to the sub-advisory agreement, the sub-adviser is responsible for the day-to-day fund operations and investment decisions of the Fund. SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.70% of the aggregate assets of the Fund allocated to the sub-adviser.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $607,902 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year of purchase and declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM and its affiliates received sales charges of approximately $6,000 and $141,000 on the sale of the Fund's Class 1 and A shares, respectively. In addition, for the six months ended April 30, 2003, CDSCs paid to CGM and its affiliates were approximately $66,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.



  9 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the six months ended April 30, 2003 were $1,281. The amount of benefits to be paid under the prior plan cannot currently be determined for these.

3. Investments
During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

---------------------------------------------------------
Purchases                                     $105,072,333
---------------------------------------------------------
Sales                                          100,143,890
---------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------
Gross unrealized appreciation               $ 2,893,958
Gross unrealized depreciation                (4,796,360)
--------------------------------------------------------
Net unrealized depreciation                 $(1,902,402)
--------------------------------------------------------

4. Repurchase Agreements
The Fund purchases (and its custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. Forward Foreign Currency Contracts
The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the


 10 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2003, the Fund did not have any open forward foreign currency contracts.

7. Lending of Portfolio Securities
The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2003, the Fund loaned securities having a market value of $17,638,657. The Fund received cash collateral amounting to $18,197,565 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2003 was $25,543.

8. Class Specific Expenses

Pursuant to Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B and L shares calculated at an annual rate not to exceed 0.25% of the average daily net assets with respect to Class A shares and at the annual rate of 1.00% of the respective average daily net assets of Class B and L shares. For the six months ended April 30, 2003, total Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                     Class A Class B  Class L
---------------------------------------------
Service Plan Fees    $49,553 $204,934 $11,286
--------------------------------------------

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                     Class 1 Class A  Class B  Class L
------------------------------------------------------
Shareholder
 Servicing Fees      $17,916 $383,893 $455,121 $4,114
-----------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:

                     Class 1 Class A Class B Class L
----------------------------------------------------
Shareholder
 Communication
 Expenses            $3,267  $40,456 $45,115  $894
---------------------------------------------------






 11 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

9. Shares of Beneficial Interest

The Fund has five classes of beneficial interest, Classes 1, A, B, L, and Y, of which four are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

Transactions in shares of each class were as follows:

                           Six Months Ended           Year Ended
                            April 30, 2003         October 31, 2002
                        ---------------------  ------------------------
                         Shares      Amount      Shares        Amount
      --------------------------------------------------------------------
      Class 1
      Shares sold         11,967  $   174,225      17,225   $    325,885
      Shares reacquired  (18,905)    (272,669)    (44,677)      (839,429)
      ------------------------------------------------------------------
      Net Decrease        (6,938) $   (98,444)    (27,452)  $   (513,544)
      ------------------------------------------------------------------
      Class A
      Shares sold        514,918  $ 7,285,545   1,184,030   $ 21,598,717
      Shares reacquired (456,733)  (6,464,970) (1,016,901)   (18,409,599)
      ------------------------------------------------------------------
      Net Increase        58,185  $   820,575     167,129   $  3,189,118
      ------------------------------------------------------------------
      Class B
      Shares sold        319,198  $ 4,256,175     788,931   $ 13,629,840
      Shares reacquired (466,579)  (6,191,807) (1,015,017)   (17,339,606)
      ------------------------------------------------------------------
      Net Decrease      (147,381) $(1,935,632)   (226,086)  $ (3,709,766)
      ------------------------------------------------------------------
      Class L
      Shares sold        148,685  $ 2,197,688     747,701   $ 14,070,169
      Shares reacquired (174,691)  (2,577,897)   (788,990)   (14,888,564)
      ------------------------------------------------------------------
      Net Decrease       (26,006) $  (380,209)    (41,289)  $   (818,395)
      ------------------------------------------------------------------


 12 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                             2003/(1)(2)/    2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/   1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $14.83          $20.58       $42.17      $32.57      $19.06     $18.16
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.05)          (0.19)       (0.24)      (0.45)      (0.28)     (0.21)
 Net realized and unrealized gain (loss)    0.10           (5.56)      (21.35)      10.79       13.79       1.11
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.05           (5.75)      (21.59)      10.34       13.51       0.90
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                           --              --           --       (0.74)         --         --
 Capital                                      --              --           --       (0.00)*        --         --
----------------------------------------------------------------------------------------------------
Total Distributions                           --              --           --       (0.74)         --         --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $14.88          $14.83       $20.58      $42.17      $32.57     $19.06
----------------------------------------------------------------------------------------------------
Total Return                                0.34%++       (27.94)%     (51.20)%     31.53%      70.88%      4.96%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $3              $3           $4          $9          $4         $2
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   2.88%+          2.02%        1.54%       1.42%       1.68%      1.79%
 Net investment loss                       (0.69)+         (1.00)       (0.82)      (0.94)      (1.12)     (0.99)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      122%             24%          24%         27%         50%        63%
----------------------------------------------------------------------------------------------------

Class A Shares                             2003/(1)(2)/    2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/   1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $14.42          $20.15       $41.57      $32.24      $18.94     $18.14
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.11)          (0.30)       (0.40)      (0.64)      (0.37)     (0.27)
 Net realized and unrealized gain (loss)    0.10           (5.43)      (21.02)      10.71       13.67       1.07
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        (0.01)          (5.73)      (21.42)      10.07       13.30       0.80
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                           --              --           --       (0.74)         --         --
 Capital                                      --              --           --       (0.00)*        --         --
----------------------------------------------------------------------------------------------------
Total Distributions                           --              --           --       (0.74)         --         --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $14.41          $14.42       $20.15      $41.57      $32.24     $18.94
----------------------------------------------------------------------------------------------------
Total Return                               (0.07)%++      (28.44)%     (51.53)%     31.00%      70.22%      4.41%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $41             $40          $53         $87         $38        $20
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   3.78%+          2.72%        2.17%       1.82%       2.08%      2.25%
 Net investment loss                       (1.58)+         (1.67)       (1.44)      (1.36)      (1.53)     (1.46)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      122%             24%          24%         27%         50%        63%
----------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


 13 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                             2003/(1)(2)/      2002/(2)/      2001/(2)/     2000/(2)/    1999/(2)/   1998
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $13.60          $19.18           $39.86        $31.16        $18.44     $17.81
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.18)          (0.44)           (0.59)        (0.94)        (0.53)     (0.39)
 Net realized and unrealized gain (loss)    0.10           (5.14)          (20.09)        10.38         13.25       1.02
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        (0.08)          (5.58)          (20.68)         9.44         12.72       0.63
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                           --              --               --         (0.74)           --         --
 Capital                                      --              --               --         (0.00)*          --         --
----------------------------------------------------------------------------------------------------
Total Distributions                           --              --               --         (0.74)           --         --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $13.52          $13.60           $19.18        $39.86        $31.16     $18.44
----------------------------------------------------------------------------------------------------
Total Return                               (0.59)%++      (29.09)%         (51.88)%       30.04%        68.98%      3.54%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $41             $43              $65          $123           $41        $18
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses//                                 4.86%+          3.60%            2.90%         2.53%         2.79%      3.11%
 Net investment loss//                     (2.69)+         (2.57)           (2.18)        (2.07)        (2.26)     (2.32)
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      122%             24%              24%           27%           50%        63%
----------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 14 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class L Shares                                  2003/(1)(2)/   2002/(2)/ 2001/(2)/ 2000/(2)(3)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $14.42          $20.13    $41.61     $46.13
--------------------------------------------  --------------------------------------------
Income (Loss) From Operations:
  Net investment loss                            (0.05)          (0.30)    (0.43)     (0.11)
  Net realized and unrealized gain (loss)         0.11           (5.41)   (21.05)     (4.41)
--------------------------------------------  --------------------------------------------
Total Income (Loss) From Operations               0.06           (5.71)   (21.48)     (4.52)
--------------------------------------------  --------------------------------------------
Less Distributions From:
  Net realized gains                                --              --        --         --
  Capital                                           --              --        --      (0.00)*
--------------------------------------------  --------------------------------------------
Total Distributions                                 --              --        --      (0.00)*
--------------------------------------------  --------------------------------------------
Net Asset Value, End of Period                  $14.48          $14.42    $20.13     $41.61
--------------------------------------------  --------------------------------------------
Total Return                                      0.42%++       (28.37)%  (51.62)%    (9.80)%++
--------------------------------------------  --------------------------------------------
Net Assets, End of Period (000s)                $1,991          $2,358    $4,123       $287
--------------------------------------------  --------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        2.74%+          2.63%     2.49%      2.25%+
  Net investment loss                            (0.69)+         (1.65)    (1.60)     (2.06)+
--------------------------------------------  --------------------------------------------
Portfolio Turnover Rate                            122%             24%       24%        27%
--------------------------------------------  --------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from September 13, 2000 (inception date) to October 31, 2000.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 15 Smith Barney International Fund | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                              INTERNATIONAL FUND



         TRUSTEES                     INVESTMENT MANAGER
         Elliott J. Berv              Smith Barney Fund Management LLC
         Donald M. Carlton
         A. Benton Cocanougher        SUB-ADVISER
         Mark T. Finn                 Citigroup Asset Management Ltd.
         R. Jay Gerken, Chairman
         Stephen R. Gross             DISTRIBUTORS
         Diana R. Harrington          Citigroup Global Markets Inc.
         Susan B. Kerley              PFS Distributors, Inc.
         Alan G. Merten
         C. Oscar Morong, Jr.         CUSTODIAN
         R. Richardson Pettit         State Street Bank and
         Walter E. Robb, III            Trust Company

         OFFICERS                     TRANSFER AGENT
         R. Jay Gerken                Citicorp Trust Bank, fsb.
         President and                125 Broad Street, 11th Floor
         Chief Executive Officer      New York, New York 10004

         Lewis E. Daidone             SUB-TRANSFER AGENTS
         Senior Vice President and    PFPC Global Fund Services
         Chief Administrative Officer P.O. Box 9699
                                      Providence, Rhode Island
         Richard L. Peteka            02940-9699
         Chief Financial Officer
         and Treasurer                Primerica Shareholder Services
                                      P.O. Box 9662
         Michael McElroy              Providence, Rhode Island
         Vice President and           02940-9662
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary

   Smith Barney International Fund





 This report is submitted for the general information of shareholders of Smith Barney Investment Series --Smith Barney International Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY INTERNATIONAL FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com/index_pfs.html



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD02331 6/03                                                            03-4964

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series


By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   June 27, 2003

By:     /s/ Richard Peteka
        Chief Financial Officer of
        Smith Barney Investment Series

Date:   June 27, 2003